Note 6 - Allowance for Loan Losses and Credit Quality Information - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 9,311	$ 9,903	$ 9,709
Provision for loan losses	(649)	(523)	(645)
Charge-offs	(520)	(655)	(421)
Recoveries	544	586	1,260
Balance	8,686	9,311	9,903
Specific reserves				$ 794	$ 1,073
General reserves				7,892	8,238
Balance	8,686	9,311	9,709	8,686	9,311
Individually reviewed for impairment				3,696	4,274
Collectively reviewed for impairment				591,160	590,524
Ending balance				594,856	594,798
Residential Portfolio Segment [Member]
Balance	900	1,186	990
Provision for loan losses	(44)	(280)	262
Charge-offs	(24)	(6)	(66)
Recoveries	1	0	0
Balance	833	900	1,186
Specific reserves				98	192
General reserves				735	708
Balance	900	1,186	990	833	900
Individually reviewed for impairment				1,226	1,523
Collectively reviewed for impairment				109,472	105,482
Ending balance				110,698	107,005
Commercial Real Estate Portfolio Segment [Member]
Balance	5,073	4,953	6,078
Provision for loan losses	(421)	(75)	(1,788)
Charge-offs	0	(50)	(67)
Recoveries	217	245	730
Balance	4,869	5,073	4,953
Specific reserves				451	441
General reserves				4,418	4,632
Balance	5,073	4,953	6,078	4,869	5,073
Individually reviewed for impairment				1,311	1,364
Collectively reviewed for impairment				334,819	332,753
Ending balance				336,130	334,117
Consumer Portfolio Segment [Member]
Balance	1,630	1,613	1,200
Provision for loan losses	202	263	481
Charge-offs	(226)	(288)	(108)
Recoveries	16	42	40
Balance	1,622	1,630	1,613
Specific reserves				172	263
General reserves				1,450	1,367
Balance	1,630	1,613	1,200	1,622	1,630
Individually reviewed for impairment				856	880
Collectively reviewed for impairment				71,676	72,887
Ending balance				72,532	73,767
Commercial Portfolio Segment [Member]
Balance	1,708	2,151	1,441
Provision for loan losses	(386)	(431)	400
Charge-offs	(270)	(311)	(180)
Recoveries	310	299	490
Balance	1,362	1,708	2,151
Specific reserves				73	177
General reserves				1,289	1,531
Balance	$ 1,708	$ 2,151	$ 1,441	1,362	1,708
Individually reviewed for impairment				303	507
Collectively reviewed for impairment				75,193	79,402
Ending balance				$ 75,496	$ 79,909